Marketable debt securities - Schedule of marketable securities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable debt securities
Financial liabilities held for trading	€ 122,270	€ 115,185	€ 79,469
Financial liabilities designated at fair value through profit or loss	40,367	40,268	14,943
Financial liabilities at amortized cost	1,468,703	1,423,858	1,349,169
Marketable debt securities
Marketable debt securities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	5,371	5,427	5,454
Financial liabilities at amortized cost	303,208	274,912	240,709
Total financial liabilities	308,579	280,339	246,163
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Total financial liabilities	231,880	211,597	194,362	€ 191,577
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Total financial liabilities	30,529	25,717	25,938
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 46,170	€ 43,025	€ 25,863